Organization and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended
	Aug. 25, 2021	Jun. 30, 2021	Jun. 30, 2020	Jul. 31, 2021	Dec. 31, 2020
Organization consolidation and presentation of financial statements [Line Items]
Place of incorporation	DE
Date of incorporation	May 01, 2012
Accumulated deficit		$ (148,829)			$ (136,699)
Net cash (used in) provided by operating activities		10,813	$ (28,717)
Cash and cash equivalents		$ 10,880		$ 10,900	$ 15,216
Proceeds from cash acquired through acquisation and PIPE offering	$ 65,900
Private Investment in Public Entity Offering [Member]
Organization consolidation and presentation of financial statements [Line Items]
Stock issued during period, value, new issues	$ 60,700
Locust Walk Acquisition Corp [Member]
Organization consolidation and presentation of financial statements [Line Items]
Ownership percentage	100.00%